Borrowings - Maturity of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	$ 396,140
2024	362,048
2025	501,073
2026	260,909
2027	173,619
2028 and thereafter	265,190
Total borrowings	$ 1,958,979	$ 1,374,445